BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

(the “Fund”)

Supplement dated October 15, 2024 (the “Supplement”)

to the Fund’s Summary Prospectuses, Prospectuses, and Statement of Additional Information (the “SAI”), each dated November 1, 2023, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses, Prospectuses, and SAI as applicable:

The section of each Summary Prospectus entitled “Key Facts About BlackRock Short-Term Municipal Fund — Portfolio Managers” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Kristi Manidis	2019	Director of BlackRock, Inc.
Christian Romaglino, CFA	2021	Director of BlackRock, Inc.
Kevin Maloney, CFA	2024	Director of BlackRock, Inc.
Alicia De Lorenzo	2024	Vice President of BlackRock, Inc.

The section of each Prospectus entitled “Details About the Funds — How Each Fund Invests — Short-Term Fund — About the Portfolio Management Team of the Short-Term Fund” or “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SHORT-TERM FUND
The Fund is managed by a team of financial professionals. Kristi Manidis, Christian Romaglino, CFA, Kevin Maloney, CFA and Alicia De Lorenzo are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Investor A, Investor C, Institutional and Class K Shares Prospectuses entitled “Management of the Funds — Portfolio Manager Information — Short-Term Fund” is deleted in its entirety and replaced with the following:

Short-Term Fund

The Fund is managed by a team of financial professionals. Kristi Manidis, Christian Romaglino, CFA, Kevin Maloney, CFA and Alicia De Lorenzo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Director of BlackRock, Inc. since 2016.
Christian Romaglino, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director at BlackRock, Inc. since 2017.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Director of BlackRock, Inc. since 2021.
Alicia De Lorenzo	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Vice President of BlackRock, Inc. since 2020; Associate of BlackRock Inc. from 2014 to 2019.

The section of the Investor A1 Shares Prospectus entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Kristi Manidis, Christian Romaglino, CFA, Kevin Maloney, CFA and Alicia De Lorenzo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Director of BlackRock, Inc. since 2016.
Christian Romaglino, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director at BlackRock, Inc. since 2017.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Director of BlackRock, Inc. since 2021.
Alicia De Lorenzo	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Vice President of BlackRock, Inc. since 2020; Associate of BlackRock Inc. from 2014 to 2019.

The section of the Statement of Additional Information entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Information Regarding the Portfolio Managers

Walter O’Connor, CFA, Michael Kalinoski, CFA, Kevin Maloney, CFA and Phillip Soccio, CFA are the portfolio managers of the National Fund and are jointly and primarily responsible for the day-to-day operations of the Fund.

Kristi Manidis, Christian Romaglino, CFA, Kevin Maloney, CFA and Alicia De Lorenzo are the portfolio managers of the Short-Term Fund and are jointly and primarily responsible for the day-to-day operations of the Fund.

Walter O’Connor, CFA, Kevin Maloney, CFA, Phillip Soccio, CFA, and Ryan McDonald, CFA are the portfolio managers of the High Yield Fund and are jointly and primarily responsible for the day-to-day operations of the Fund.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Funds for which each Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2023 (except as otherwise noted).

BlackRock High Yield Municipal Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin Maloney, CFA	36 $37.38 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Ryan McDonald, CFA	5 $9.26 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Walter O’Connor, CFA	33 $31.25 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Phillip Soccio, CFA	34 $30.58 Billion	0 $0	0 $0	0 $0	0 $0	0 $0

BlackRock National Municipal Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Kalinoski, CFA	34 $26.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Kevin Maloney, CFA	36 $29.21 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Walter O’Connor, CFA	33 $23.08 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Phillip Soccio, CFA	34 $22.41 Billion	0 $0	0 $0	0 $0	0 $0	0 $0

BlackRock Short-Term Municipal Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kristi Manidis	37 $23.78 Billion	0 $0	2 $1.04 Billion	0 $0	0 $0	0 $0
Christian Romaglino, CFA	33 $17.04 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Kevin Maloney, CFA[1]	37 $37.66 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Alicia De Lorenzo[2]	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

[1]	Information provided as of December 31, 2023.
[2]	Information provided as of October 1, 2024.

Portfolio Manager Compensation Overview

The discussion below describes the compensation of each portfolio manager other than Mr. Maloney and Ms. De Lorenzo as of June 30, 2023, the compensation of Mr. Maloney as of December 31, 2023 and the compensation of Ms. De Lorenzo as of October 1, 2024.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Corporation or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed-income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: A combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards. For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($330,000 for 2023). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

As of June 30, 2023, the end of the Funds’ most recently completed fiscal year end, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Walter O’Connor, CFA	National Fund High Yield Fund	$100,001 - $500,000 $10,001 - $50,000
Kristi Manidis	Short-Term Fund	None
Michael Kalinoski, CFA	National Fund	$10,001 - $50,000
Christian Romaglino, CFA	Short-Term Fund	None
Kevin Maloney, CFA[1]	National Fund High Yield Fund Short-Term Fund	$1 – $10,000 $1 – $10,000 None
Phillip Soccio, CFA	National Fund High Yield Fund	$1 – $10,000 $1 – $10,000
Ryan McDonald, CFA	High Yield Fund	$10,001 - $50,000
Alicia De Lorenzo[2]	Short-Term Fund	None

[1]	Information provided as of December 31, 2023.
[2]	Information provided as of October 1, 2024.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of these funds are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Shareholders should retain this Supplement for future reference.

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